Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 08, 2011
Schedule of Long Term Debt and Capital Lease Obligations [Line Items]
Post-Business Separation credit facility, maximum			$ 370,000,000
Cash paid to NTELOS Inc. associated with the Business Separation		315,000,000
Cash paid to settle intercompany debt obligation		177,100,000
Line of credit, leverage ratio	3.50
Line of credit, interest coverage ratio	8.00
Line of credit, interest coverage ratio, maximum	3.25
Leverage and interest coverage ratio	leverage ratio (as defined under the credit agreement) was 3.50:1.00 and its interest coverage ratio was 8.00:1.00
Leverage and interest coverage ratio requirements	leverage ratio not exceed 4.00:1.00 through September 30, 2014 (and 3.75:1.00 thereafter) and the interest coverage ratio not be less than 3.25:1:00
Line of credit, initial distributable amount	5,000,000
Line of credit, increase in distributable amount	12,000,000	12,000,000
Line of credit, distributable amount, increase each year	12,000,000
Line of credit, distributable amount, increase each year, free cash flow	75.00%
Line of credit, distributable amount	5,100,000
Line of credit, percentage of interest rate hedge requirement for the first three years	50.00%
Interest rate cap rate	3.00%
Fixed interest rate	0.80%
Loss on interest rate swap	1,900,000
Debt issuance costs		4,854,000
Amortized debt issuance costs	800,000
Patronage refunds percentage, cash	65.00%
Patronage refunds percentage, equity	35.00%
Patronage credits	1,000,000
Blended average interest rate	3.79%
Capital leases	2,500,000
Accumulated depreciation	1,400,000
Future minimum lease payments	1,200,000
Future minimum lease payments, 2013	400,000
Future minimum lease payments, 2014	300,000
Future minimum lease payments, 2015	300,000
Future minimum lease payments, 2016	200,000
Future minimum lease payments, thereafter	100,000
Through September 30, 2014 [Member]
Schedule of Long Term Debt and Capital Lease Obligations [Line Items]
Line of credit, leverage ratio, maximum	4.00
After September 30, 2014 [Member]
Schedule of Long Term Debt and Capital Lease Obligations [Line Items]
Line of credit, leverage ratio, maximum	3.75
Telephony Equipment [Member]
Schedule of Long Term Debt and Capital Lease Obligations [Line Items]
Capital leases	600,000
Revolver [Member]
Schedule of Long Term Debt and Capital Lease Obligations [Line Items]
Post-Business Separation credit facility, current			60,000,000
Amount outstanding, credit facility	3,500,000
Term Loan A [Member]
Schedule of Long Term Debt and Capital Lease Obligations [Line Items]
Post-Business Separation credit facility, current			110,000,000
Basis spread on variable rate	3.25%
Term Loan B [Member]
Schedule of Long Term Debt and Capital Lease Obligations [Line Items]
Post-Business Separation credit facility, current			200,000,000
Basis spread on variable rate	3.50%
Term Loan A And B [Member]
Schedule of Long Term Debt and Capital Lease Obligations [Line Items]
Maturities of long-term debt, 2013	7,500,000
Maturities of long-term debt, 2014	7,500,000
Maturities of long-term debt, 2015	13,000,000
Maturities of long-term debt, 2016	90,000,000
Maturities of long-term debt, 2017	$ 189,500,000